CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 75,091	$ 66,178
Short-term investments	42,377	76,009
Accounts receivable (including 22,822 and nil due from a related party as of December 31, 2011 and 2012, respectively)	31,722	43,415
Inventories	52,007	36,095
Prepaid expenses and other current assets	11,302	7,122
Deferred tax assets		14
Total current assets	212,499	228,833
Property and equipment, net	10,195	5,451
Intangible assets	54,908
Goodwill	8,900
Other long-term assets	3,396	8,050
Investment		48
Total assets	289,898	242,382
Current liabilities:
Accounts payable	45,063	32,543
Accrued expenses and other current liabilities	37,869	28,253
Deferred revenue	10,641	10,651
Total current liabilities	93,573	71,447
Deferred tax liability	98
Total liabilities	93,671	71,447
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares, (USD0.01 par value; 294,000,000 shares authorized, 254,451,268 shares issued and outstanding as of December 31, 2011, and 278,597,522 shares issued and outstanding as of December 31, 2012)	2,885	2,639
Additional paid-in capital	146,887	117,478
Recourse loans	(1,544)	(509)
Accumulated other comprehensive income	1,207	1,136
Treasury stock	(13,579)	(12,835)
Retained earnings	60,371	63,026
Total shareholders' equity	196,227	170,935
Total liabilities and shareholders' equity	$ 289,898	$ 242,382